Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and equivalents	$ 1,209,807	$ 25,235
Inventory	3,840
Prepayment and deposits		3,333
Assets of discontinued operations		9,971
TOTAL CURENT ASSETS	1,213,647	38,539
NON-CURRENT ASSETS
Rent deposits	3,599	3,800
Assets of discontinued operations	14,199	223,183
NET NON-CURRENT ASSETS	17,798	226,983
TOTAL ASSETS	1,231,445	265,522
CURRENT LIABILITIES
Accounts payable and accrued liabilities	54,918	14,576
Accrued interest payable	93,776	42,195
Accrued compensation - related parties	103,500	154,500
Convertible notes payable, net of debt discount of $2,479,023 and $370,923	396,419	74,827
Loans payable to related parties	123,473	13,473
Loans payable	75,000	55,000
Derivative liabilities	4,141,272	517,366
Net liabilities of discontinued operations	112,199	669,574
TOTAL CURRENT LIABILITIES	5,100,557	1,541,511
LONG-TERM LIABILITIES
Convertible notes payable, net of debt discount of $0 and $78,482		5,018
Long-term debt - related parties		110,000
TOTAL LONG-TERM LIABILITIES		115,018
TOTAL LIABILITIES	5,100,557	1,656,529
STOCKHOLDERS’ DEFICIT
Preferred stock, (par value $0.0001, 5,000,000 shares authorized, of which 1 and 1 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively)
Common stock (par value $.0001, 195,000,000 shares authorized, of which 84,445,067 and 55,066,855 shares issued and outstanding as of December 31, 2021 and December 31, 2020, respectively)	8,445	5,507
Treasury stock, at cost	(3,894)	(3,894)
Additional paid in capital	16,666,906	9,167,038
Accumulated deficit	(20,540,569)	(10,559,658)
TOTAL STOCKHOLDERS’ DEFICIT	(3,869,111)	(1,391,007)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	$ 1,231,445	$ 265,522